Commitments, liabilities and contingencies - Summary of Contingent Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Contingent liabilities on account of liquidated damages
Disclosure of contingent liabilities [line items]
Contingent liability	₨ 917	₨ 954
VAT, GST, service tax, entry tax matters
Disclosure of contingent liabilities [line items]
Contingent liability	91	5
Income tax disallowances / demands under litigation
Disclosure of contingent liabilities [line items]
Contingent liability	₨ 40	₨ 23